Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7:- FINANCIAL INSTRUMENTS

Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2024	2023	2023
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$316	$2,081	$2,141
Short-term deposits		2,308	-	3,000
Loans to related party		2,448	-	-
Trade receivables		19	43	22
Government authorities		74	100	62
Other receivables		97	715	203
Investments in financial assets		403	849	659

		$5,665	$3,788	$6,087

Financial liabilities:
Credit from others		$-	$-	$48
Warrants liability		345	1,714	532
Lease liability		64	-	76

Total financial and lease liabilities		$409	$1,714	$656